Marketing and Sales	12 Months Ended
Dec. 31, 2018
Marketing and Sales [Abstract]
MARKETING AND SALES

NOTE 12 – MARKETING AND SALES

	Year ended December 31,
	2018	2017	2016
	USD in thousands

Payroll and related expenses (*)	489	744	115
Exhibitions, conventions and Travel expenses	189	113	80
Consultants	249	128	15
Other	60	30	14
	987	1,015	224

(*)	Includes Share-based payment of USD 182 and USD 438 in 2018 and 2017, respectively.